Related Party Transactions - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
General and administrative - salaries and contracts	$ 336,000	$ 336,000	$ 336,000
Directors' fees	75,083	71,250	70,500
Stock-based compensation	382,442	3,397	26,275
Key management compensation	$ 793,525	$ 410,647	$ 432,775